SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Beginning balance of the period	¥ (7,995)	¥ (10,337)	¥ (324,371)
(Provision for)/reversal of credit losses	285	1,719	(1,770)
Write-offs			308,847
Payments from the borrowers or other recoveries		623	6,957
Ending balance of the period	¥ (7,710)	¥ (7,995)	¥ (10,337)